Fair Value Measurements - Schedule of Changes in Future Equity Obligations (Details) - Future Equity Obligations [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Changes in Future Equity Obligations [Line Items]
Outstanding balance at beginning	$ 25,000	$ 25,000	$ 25,000
Change in fair value
Outstanding balance at ending	$ 25,000	$ 25,000	$ 25,000